Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2011
Registrant Name	dei_EntityRegistrantName	BLACKROCK HEALTHCARE FUND, INC.
Central Index Key	dei_EntityCentralIndexKey	0000709140
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 26, 2011
Document Effective Date	dei_DocumentEffectiveDate	Aug. 29, 2011
Prospectus Date	rr_ProspectusDate	Aug. 29, 2011